Document and Entity Information	Aug. 26, 2020
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000055242
Document Type	8-K
Document Period End Date	Aug. 26, 2020
Entity Registrant Name	Kennametal Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	1-5318
Entity Tax Identification Number	25-0900168
Entity Address, Address Line One	525 William Penn Place
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	248-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Stock, par value $1.25 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Capital Stock, par value $1.25 per share
Trading Symbol	KMT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE